Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings (Loss) Per Share, Basic and Diluted
The following table sets forth the computation of basic and diluted earnings per share:

	For the Years Ended December 31,
	2014			2013			2012
(in thousands, except per share amounts)	Income	Weighted-average Shares	Per Share Amount	Income	Weighted-average Shares	Per Share Amount	Income	Weighted-average Shares	Per Share Amount
Basic earnings per share:
Net income	$21,085			$17,260			$10,894
Preferred stock dividends	(80)			(80)			(80)
Income available to common stockholders	21,005	14,191	$1.48	17,180	14,142	$1.21	10,814	14,128	$0.77
Effect of dilutive securities:
Stock options		223			148			—
Diluted earnings per share:
Income available to common stockholders plus assumed conversions	$21,005	14,414	$1.46	$17,180	14,290	$1.20	$10,814	14,128	$0.77

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The following table summarizes the Company's options that were excluded from the computation of diluted earnings per share because of their anti-dilutive impact:

Options Excluded
Years Ended:
December 31, 2014	495,702
December 31, 2013	603,813
December 31, 2012	1,273,731